UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     November 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $187,408 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AQUILA INC                     COM              03840P102    25267  5835375 SH       SOLE                  5835375        0        0
ATLANTIC TELE NETWORK INC      COM NEW          049079205     2772   150000 SH       SOLE                   150000        0        0
AVIS BUDGET GROUP              CALL             053774905       14   470000 SH  CALL SOLE                   470000        0        0
B&H OCEAN CARRIERS LTD         COM              055090104     9279   589108 SH       SOLE                   589108        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     7108   313000 SH       SOLE                   313000        0        0
CARMIKE CINEMAS INC            COM              143436400     9184   534600 SH       SOLE                   534600        0        0
D R HORTON INC                 COM              23331A109      240    10000 SH       SOLE                    10000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    31024   772513 SH       SOLE                   772513        0        0
DPL INC                        COM              233293109     7331   270314 SH       SOLE                   270314        0        0
GASTAR EXPL LTD                COM              367299104      765   357618 SH       SOLE                   357618        0        0
GENCORP INC                    COM              368682100      293    22800 SH       SOLE                    22800        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      388    30000 SH       SOLE                    30000        0        0
HCA INC                        COM              404119109    51137  1025000 SH       SOLE                  1025000        0        0
HOME DEPOT INC                 COM              437076102      544    15000 SH       SOLE                    15000        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104      276    13129 SH       SOLE                    13129        0        0
JETBLUE AWYS CORP              COM              477143101      185    20000 SH       SOLE                    20000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      162    30000 SH       SOLE                    30000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     1673    65000 SH       SOLE                    65000        0        0
MSC SOFTWARE CORP              COM              553531104    25632  1664423 SH       SOLE                  1664423        0        0
NEWMONT MINING CORP            COM              651639106      428    10000 SH       SOLE                    10000        0        0
RELIANT ENERGY INC             COM              75952B105      517    42000 SH       SOLE                    42000        0        0
ROCKWOOD HLDGS INC             COM              774415103     9395   470200 SH       SOLE                   470200        0        0
SPRINT NEXTEL CORP             PUT              852061950        0   600000 SH  PUT  SOLE                   600000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     3794   294080 SH       SOLE                   294080        0        0